Acquisitions (Tables) - Filonikis Product Carrier S.A.	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Purchase price allocation

As of October 24, 2016
Vessel	$31,600
Above market acquired time charters	$1,061
Identifiable assets	$32,661
Loan	$(15,750)
Net assets acquired	$16,911
Purchase price	$(16,911)

Identifiable intangible assets
Intangible assets	As of October 24, 2016	Duration of time charters acquired

Above market acquired time charter	$1,061	1 year

Unaudited Pro Forma Financial Information
	For the year ended December, 31
	2016	2015
Total revenues	$245,825	$221,638
Partnership's net income	$53,677	$55,430
Preferred unit holders' interest in Partnership's net income	$11,101	$11,334
General Partner's interest in Partnership's net income	$850	$881
Common unit holders interest in Partnership's net income	$41,726	$43,215
Net income per common unit basic and diluted	$0.35	$0.38